Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2025 Fund

June 30, 2021

Z25-QTLY-0821
1.9884238.104

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	536	$10,321
Fidelity Series Commodity Strategy Fund (a)	802	4,468
Fidelity Series Large Cap Growth Index Fund (a)	374	6,581
Fidelity Series Large Cap Stock Fund (a)	368	7,285
Fidelity Series Large Cap Value Index Fund (a)	899	13,892
Fidelity Series Small Cap Opportunities Fund (a)	190	3,471
Fidelity Series Value Discovery Fund (a)	306	5,144
TOTAL DOMESTIC EQUITY FUNDS
(Cost $38,986)		51,162

International Equity Funds - 27.3%
Fidelity Series Canada Fund (a)	193	2,705
Fidelity Series Emerging Markets Fund (a)	143	1,740
Fidelity Series Emerging Markets Opportunities Fund (a)	582	15,632
Fidelity Series International Growth Fund (a)	323	6,314
Fidelity Series International Index Fund (a)	215	2,642
Fidelity Series International Small Cap Fund (a)	99	2,213
Fidelity Series International Value Fund (a)	563	6,290
Fidelity Series Overseas Fund (a)	462	6,302
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $33,326)		43,838

Bond Funds - 35.1%
Fidelity Series Corporate Bond Fund (a)	751	8,372
Fidelity Series Emerging Markets Debt Fund (a)	94	880
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	27	285
Fidelity Series Floating Rate High Income Fund (a)	18	166
Fidelity Series Government Bond Index Fund (a)	983	10,441
Fidelity Series High Income Fund (a)	106	1,017
Fidelity Series Inflation-Protected Bond Index Fund (a)	938	10,297
Fidelity Series International Credit Fund (a)	8	81
Fidelity Series Investment Grade Bond Fund (a)	979	11,475
Fidelity Series Investment Grade Securitized Fund (a)	766	7,925
Fidelity Series Long-Term Treasury Bond Index Fund (a)	580	4,857
Fidelity Series Real Estate Income Fund (a)	53	612
TOTAL BOND FUNDS
(Cost $55,323)		56,408

Short-Term Funds - 5.8%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	2,484	2,484
Fidelity Series Short-Term Credit Fund (a)	157	1,598
Fidelity Series Treasury Bill Index Fund (a)	525	5,254
TOTAL SHORT-TERM FUNDS
(Cost $9,313)		9,336
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $136,948)		160,744
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$160,744

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,315	$864	$878	$--	$65	$955	$10,321
Fidelity Series Canada Fund	2,198	316	24	--	1	214	2,705
Fidelity Series Commodity Strategy Fund	3,975	281	329	--	19	522	4,468
Fidelity Series Corporate Bond Fund	7,416	802	60	50	--	214	8,372
Fidelity Series Emerging Markets Debt Fund	780	79	--	9	--	21	880
Fidelity Series Emerging Markets Debt Local Currency Fund	258	18	--	--	--	9	285
Fidelity Series Emerging Markets Fund	1,690	116	139	--	1	72	1,740
Fidelity Series Emerging Markets Opportunities Fund	15,266	685	1,036	--	10	707	15,632
Fidelity Series Floating Rate High Income Fund	152	13	--	2	--	1	166
Fidelity Series Government Bond Index Fund	9,145	1,207	47	25	(1)	137	10,441
Fidelity Series Government Money Market Fund 0.08%	2,739	228	483	--	--	--	2,484
Fidelity Series High Income Fund	902	94	--	12	--	21	1,017
Fidelity Series Inflation-Protected Bond Index Fund	9,106	1,012	29	--	--	208	10,297
Fidelity Series International Credit Fund	80	--	--	--	--	1	81
Fidelity Series International Growth Fund	5,407	759	334	--	17	465	6,314
Fidelity Series International Index Fund	2,257	331	63	--	3	114	2,642
Fidelity Series International Small Cap Fund	1,950	155	38	--	1	145	2,213
Fidelity Series International Value Fund	5,401	925	185	--	8	141	6,290
Fidelity Series Investment Grade Bond Fund	10,150	1,230	79	54	--	174	11,475
Fidelity Series Investment Grade Securitized Fund	7,111	848	69	4	--	35	7,925
Fidelity Series Large Cap Growth Index Fund	5,937	508	558	27	69	625	6,581
Fidelity Series Large Cap Stock Fund	6,578	518	290	--	48	431	7,285
Fidelity Series Large Cap Value Index Fund	12,387	1,074	216	--	2	645	13,892
Fidelity Series Long-Term Treasury Bond Index Fund	3,917	751	71	26	(15)	275	4,857
Fidelity Series Overseas Fund	5,416	783	329	--	44	388	6,302
Fidelity Series Real Estate Income Fund	546	37	--	1	--	29	612
Fidelity Series Short-Term Credit Fund	1,349	251	--	5	--	(2)	1,598
Fidelity Series Small Cap Opportunities Fund	3,130	342	91	--	19	71	3,471
Fidelity Series Treasury Bill Index Fund	4,354	916	16	1	--	--	5,254
Fidelity Series Value Discovery Fund	4,577	431	124	--	14	246	5,144
	$143,489	$15,574	$5,488	$216	$305	$6,864	$160,744

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.